CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net loss	$ (29,781)	$ (26,717)	$ (36,147)	$ (29,115)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,011	943	1,237	1,384
Stock-based compensation expense	1,155	874	1,170	716
Loss on disposal of capital equipment	9	54	17	15
Gain on foreign currency translation	(17)	(4)
Other noncash income (loss), net			(14)	(9)
Noncash interest income (loss), net	(20)	(8)
Changes in operating assets and liabilities:
Prepaid expenses and other long-term assets	(4,404)	(400)	(691)	(34)
Accounts payable and accrued liabilities	2,187	1,516	1,475	(80)
Net cash used in operating activities	(29,786)	(23,742)	(32,953)	(27,123)
Investing activities
Purchase of property and equipment	(863)	(1,846)	(3,500)	(1,124)
Net cash used in investing activities	(863)	(1,846)	(3,500)	(1,124)
Financing activities
Proceeds from the sale of convertible preferred stock, net of issuance costs	14,379	29,914	52,468	29,856
Proceeds from issuance of common stock, net of repurchases	782	198	266	246
Net cash provided by financing activities	15,161	30,112	52,734	30,102
Net increase in cash and cash equivalents	(15,488)	(4,524)	16,281	1,855
Cash and cash equivalents at beginning of period	63,798	47,517	47,517	45,662
Cash and cash equivalents at end of period	48,310	52,041	63,798	47,517
Supplemental disclosures of non-cash investing and financing information
Deferred offering costs included in accounts payable and accrued expenses	454	0
Property and equipment included in accounts payable	0	409	$ 753	$ 0
Forgiveness of promissory notes from related party for purchase of common stock	$ 382	$ 0